UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners
Variable Global High
Yield Bond Portfolio

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return, consistent with the preservation of capital.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	22

Statement of operations	23

Statements of changes in net assets	24

Financial highlights	25

Notes to financial statements	27

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Variable Global High Yield Bond Portfolio   I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period ended June 30, 2008, both short- and long-term Treasury yields experienced periods of volatility. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended June 30, 2008, two-year Treasury yields fell from 3.05% to 2.63%. Over the same time frame, 10-year Treasury yields moved from 4.04% to 3.99%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexvi, returned a modest 1.13%.

Periods of increased investor risk aversion caused the high-yield bond market to produce weak results over the six months ended June 30, 2008. During that period, the Citigroup High Yield Market Indexvii returned -1.50%. While high-yield bond prices rallied in April and May, it was not enough to overcome several flights to quality that served to drag down the sector.

Increased investor risk aversion caused the emerging debt markets to post a modest decline over the six months ended June 30, 2008. During that period, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned -0.18%. While the EMBI Global produced positive results in January, April and May, it was not enough to overcome periods of weakness, in particular during the month of June.

II   Legg Mason Partners Variable Global High Yield Bond Portfolio

Performance review
For the six months ended June 30, 2008, Class I shares of Legg Mason Partners Variable Global High Yield Bond Portfolio1 returned -2.28%. The Portfolio’s unmanaged benchmark, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Indexix, and its former unmanaged benchmark, the Citigroup High Yield Market Index, returned -1.08% and -1.50%, respectively, for the same period. The Lipper Variable High Current Yield Funds Category Average2 returned -1.51% over the same time frame.

PERFORMANCE SNAPSHOT as of June 30, 2008 (unaudited)

6 MONTHS
(not annualized)
Variable Global High Yield Bond Portfolio[1] — Class I Shares	-2.28%

Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index	-1.08%

Citigroup High Yield Market Index	-1.50%

Lipper Variable High Current Yield Funds Category Average[2]	-1.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned -2.36% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2008 for Class I and II shares were 9.88% and 9.65%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class I (as supplemented June 16, 2008) and Class II shares were 1.21% and 1.25%, respectively.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00% for Class I shares and 1.25% for Class II shares. These expense limitations may be reduced or terminated at any time.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 105 funds in the Portfolio’s Lipper category.

Legg Mason Partners Variable Global High Yield Bond Portfolio   III

Letter from the chairman continued

Special shareholder notice
The Board of Trustees of the Portfolio appointed Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) as subadviser to the Portfolio, under an additional sub-advisory agreement between Western Asset Management Company (“Western Asset”) and Western Singapore. The appointment is expected to be effective on or about November 3, 2008.
Western Singapore was established in 2000 and has offices at 1 George Street #23-01, Singapore 049145. As of June 30, 2008, Western Singapore’s total assets under management were approximately $1.7 billion. The Western Singapore office is responsible for managing Asian (ex Japan) fixed-income mandates, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. It undertakes all investment-related activities including investment management, research and analysis, securities settlement and client service.
Western Singapore will provide certain subadvisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. The Portfolio’s current management fee remains unchanged. Western Asset and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc.

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.
Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the “Notes to financial statements” included in this report.
As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 31, 2008

IV   Legg Mason Partners Variable Global High Yield Bond Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: High-yield bonds involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

viii	The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Countries covered are Argentina, Belize, Brazil, Bulgaria, Chile, China, Colombia, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Georgia, Ghana, Hungary, Indonesia, Iraq, Jamaica, Kazakhstan, Lebanon, Malaysia, Mexico, Pakistan, Panama, Peru, the Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Trinidad & Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela and Vietnam.

ix	The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Legg Mason Partners Variable Global High Yield Bond Portfolio   V

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Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

		BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
Class I	(2.28)%	$1,000.00	$977.20	0.96%	$4.72

Class II	(2.36)	1,000.00	976.40	1.17	5.75

[1]	For the six months ended June 30, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
Class I	5.00%	$1,000.00	$1,020.09	0.96%	$4.82

Class II	5.00	1,000.00	1,019.05	1.17	5.87

[1]	For the six months ended June 30, 2008.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 92.5%

CONSUMER DISCRETIONARY — 18.7%

	Auto Components — 1.6%

	Allison Transmission Inc.:

$260,000	11.000% due 11/1/15(a)	$234,000

500,000	Senior Notes, 11.250% due 11/1/15(a)(b)	435,000

515,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	249,775

	Visteon Corp.:

813,000	12.250% due 12/31/16(a)	654,465

585,000	Senior Notes, 8.250% due 8/1/10	523,575

	Total Auto Components	2,096,815

	Automobiles — 1.5%

	General Motors Corp.:

270,000	Notes, 7.200% due 1/15/11	208,575

	Senior Debentures:

150,000	8.250% due 7/15/23	88,125

2,935,000	8.375% due 7/15/33	1,753,662

	Total Automobiles	2,050,362

	Diversified Consumer Services — 0.8%

750,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	693,750

	Service Corp. International, Senior Notes:

135,000	7.625% due 10/1/18	135,338

235,000	7.500% due 4/1/27	200,925

	Total Diversified Consumer Services	1,030,013

	Hotels, Restaurants & Leisure — 3.7%
	Boyd Gaming Corp., Senior Subordinated Notes:

110,000	6.750% due 4/15/14	85,250

90,000	7.125% due 2/1/16	66,825

460,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(c)	9,200

550,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	442,750

175,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	153,125

252,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19(a)	212,940

170,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	165,750

See Notes to Financial Statements.

4   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Hotels, Restaurants & Leisure — 3.7% continued

$360,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(a)	$287,100

285,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	285,000

275,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15(a)	180,125

200,000	Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16(a)	167,000

480,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12(a)	439,200

815,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	704,975

	MGM MIRAGE Inc.:

15,000	Notes, 6.750% due 9/1/12	13,538

	Senior Notes:

360,000	8.500% due 9/15/10	357,300

20,000	6.625% due 7/15/15	16,150

90,000	7.500% due 6/1/16	74,475

45,000	Senior Subordinated Notes, 8.375% due 2/1/11	43,650

55,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	43,725

50,000	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/1/11	50,250

355,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	305,300

235,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14(a)(d)	173,900

	Station Casinos Inc.:

	Senior Notes:

40,000	6.000% due 4/1/12	32,000

425,000	7.750% due 8/15/16	327,250

	Senior Subordinated Notes:

65,000	6.875% due 3/1/16	35,831

95,000	6.625% due 3/15/18	51,300

200,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(a)	199,500

	Total Hotels, Restaurants & Leisure	4,923,409

	Household Durables — 1.8%
35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	34,300

445,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	389,375

870,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13(a)	906,975

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Household Durables — 1.8% continued

$900,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	$909,000

210,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.353% due 9/1/12	196,612

	Total Household Durables	2,436,262

	Internet & Catalog Retail — 0.2%
230,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16(a)	225,975

	Media — 6.4%
	Affinion Group Inc.:

565,000	Senior Notes, 10.125% due 10/15/13	569,237

330,000	Senior Subordinated Notes, 11.500% due 10/15/15	330,825

110,000	Cablevision Systems Corp., Senior Notes, 8.000% due 4/15/12	104,500

1,519,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,133,554

342,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	310,365

170,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	124,100

160,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	116,800

1,115,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(a)	1,151,237

475,000	CMP Susquehanna Corp., 9.875% due 5/15/14	334,875

	CSC Holdings Inc.:

190,000	Senior Debentures, 8.125% due 8/15/09	191,900

	Senior Notes:

40,000	8.125% due 7/15/09	40,400

230,000	7.625% due 4/1/11	226,550

125,000	6.750% due 4/15/12	118,125

220,000	Dex Media Inc., Discount Notes, step bond to yield 8.345% due 11/15/13	158,400

	Dex Media West LLC/Dex Media Finance Co.:

715,000	Senior Notes, 8.500% due 8/15/10	709,637

73,000	Senior Subordinated Notes, 9.875% due 8/15/13	65,883

200,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	207,000

190,000	EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15(a)	185,725

1,365,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	865,069

See Notes to Financial Statements.

6   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Media — 6.4% continued

	R.H. Donnelley Corp.:

$350,000	Senior Discount Notes, 6.875% due 1/15/13	$210,000

310,000	Senior Notes, 8.875% due 10/15/17(a)	186,000

400,000	Sun Media Corp., 7.625% due 2/15/13	389,000

	TL Acquisitions Inc.:

550,000	Senior Notes, 10.500% due 1/15/15(a)	478,500

450,000	Senior Subordinated Notes, step bond to yield 13.350% due 7/15/15(a)	330,750

	Total Media	8,538,432

	Multiline Retail — 1.4%

	Dollar General Corp.:

100,000	10.625% due 7/15/15	99,500

570,000	Senior Subordinated Notes, 11.875% due 7/15/17(b)	541,500

	Neiman Marcus Group Inc.:

300,000	7.125% due 6/1/28	267,000

895,000	Senior Subordinated Notes, 10.375% due 10/15/15	899,475

	Total Multiline Retail	1,807,475

	Specialty Retail — 1.3%

300,000	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16(a)	282,000

	AutoNation Inc., Senior Notes:

215,000	4.713% due 4/15/13(d)	182,750

80,000	7.000% due 4/15/14	71,600

525,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	431,813

300,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	312,000

	Michaels Stores Inc.:

305,000	Senior Notes, 10.000% due 11/1/14	265,731

210,000	Senior Subordinated Bonds, 11.375% due 11/1/16	168,000

	Total Specialty Retail	1,713,894

	TOTAL CONSUMER DISCRETIONARY	24,822,637

CONSUMER STAPLES — 1.6%

	Beverages — 0.3%

370,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	349,650

	Food & Staples Retailing — 0.1%
86,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	101,507

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Food Products — 0.6%
	Dole Food Co. Inc.:

$100,000	Debentures, 8.750% due 7/15/13	$88,500

	Senior Notes:

365,000	8.625% due 5/1/09	349,488

425,000	7.250% due 6/15/10	386,750

	Total Food Products	824,738
	Household Products — 0.1%

10,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	9,850

150,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	147,750

	Total Household Products	157,600

	Tobacco — 0.5%

	Alliance One International Inc., Senior Notes:

255,000	8.500% due 5/15/12	240,975

445,000	11.000% due 5/15/12	460,575

	Total Tobacco	701,550

	TOTAL CONSUMER STAPLES	2,135,045

ENERGY — 13.3%

	Energy Equipment & Services — 0.7%

190,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	190,713

230,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	232,875

130,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	130,325

300,000	Sonat Inc., Notes, 7.625% due 7/15/11	304,340

60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	65,110

	Total Energy Equipment & Services	923,363

	Oil, Gas & Consumable Fuels — 12.6%
520,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18(a)	518,700

1,450,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,489,875

	Chesapeake Energy Corp., Senior Notes:

50,000	7.000% due 8/15/14	49,250

60,000	6.375% due 6/15/15	57,000

210,000	6.500% due 8/15/17	197,400

485,000	6.250% due 1/15/18	448,625

180,000	7.250% due 12/15/18	175,950

See Notes to Financial Statements.

8   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 12.6% continued

	Compagnie Generale de Geophysique SA, Senior Notes:

$120,000	7.500% due 5/15/15	$120,300

300,000	7.750% due 5/15/17	301,875

251,683	Corral Finans AB, 7.716% due 4/15/10(a)(b)(d)	221,481

	El Paso Corp.:

925,000	Medium-Term Notes, 7.750% due 1/15/32	931,275

275,000	Notes, 7.875% due 6/15/12	287,547

560,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66(d)	560,650

800,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	790,000

155,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16(a)	153,450

405,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	414,112

	Mariner Energy Inc., Senior Notes:

135,000	7.500% due 4/15/13	131,625

225,000	8.000% due 5/15/17	218,813

1,045,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18(a)	1,073,737

	OPTI Canada Inc., Senior Secured Notes:

140,000	7.875% due 12/15/14	138,950

155,000	8.250% due 12/15/14	155,000

690,000	Parallel Petroleum Corp., 10.250% due 8/1/14	695,175

550,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	580,250

	Petrohawk Energy Corp., Senior Notes:

290,000	9.125% due 7/15/13	298,700

170,000	7.875% due 6/1/15(a)	166,813

	Petroplus Finance Ltd.:

450,000	6.750% due 5/1/14(a)	409,500

260,000	Senior Note, 7.000% due 5/1/17(a)	230,750

360,000	Quicksilver Resources Inc., 7.750% due 8/1/15	358,200

	SandRidge Energy Inc.:

1,050,000	8.625% due 4/1/15(a)(b)	1,081,500

320,000	Senior Notes, 8.000% due 6/1/18(a)	323,200

825,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(h)	804,375

310,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18(a)	320,512

250,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	220,625

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   9

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 12.6% continued

$110,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16(a)	$106,700

640,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	695,200

580,000	VeraSun Energy Corp., 9.375% due 6/1/17	301,600

330,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(a)	320,100

	Whiting Petroleum Corp., Senior Subordinated Notes:

75,000	7.250% due 5/1/12	74,813

250,000	7.000% due 2/1/14	246,563

	Williams Cos. Inc.:

	Notes:

5,000	7.875% due 9/1/21	5,325

900,000	8.750% due 3/15/32	1,026,000

75,000	Senior Notes, 7.625% due 7/15/19	79,125

	Total Oil, Gas & Consumable Fuels	16,780,641

	TOTAL ENERGY	17,704,004

FINANCIALS — 12.3%
	Commercial Banks — 0.5%

100,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14(a)	100,750

	TuranAlem Finance BV, Bonds:

440,000	8.250% due 1/22/37(a)	369,050

210,000	8.250% due 1/22/37(a)	175,875

	Total Commercial Banks	645,675

	Consumer Finance — 5.1%

665,000	AmeriCredit Corp., 8.500% due 7/1/15	535,325

	Ford Motor Credit Co.:

	Notes:

420,000	7.163% due 4/15/12(d)	393,715

380,000	7.000% due 10/1/13	280,119

	Senior Notes:

417,500	5.460% due 1/13/12(d)	296,975

3,240,000	12.000% due 5/15/15	2,853,260

	General Motors Acceptance Corp.:

1,980,000	Bonds, 8.000% due 11/1/31	1,290,693

320,000	Notes, 6.875% due 8/28/12	219,308

960,000	SLM Corp., 8.450% due 6/15/18	922,473

	Total Consumer Finance	6,791,868

See Notes to Financial Statements.

10   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 4.2%

$1,150,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15(a)	$736,000

310,000	Capmark Financial Group Inc., 5.875% due 5/10/12	218,851

280,000	CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	240,100

590,000	Citigroup Inc., Junior Subordinated Notes, 8.400% due 4/30/18(d)(e)	561,597

	Leucadia National Corp., Senior Notes:

320,000	8.125% due 9/15/15	323,200

330,000	7.125% due 3/15/17	316,800

	LVB Acquisition Merger:

400,000	Senior Notes, 10.375% due 10/15/17(a)	426,000

220,000	Senior Subordinated Bonds, 11.625% due 10/15/17(a)	234,300

	Residential Capital LLC:

701,000	8.500% due 5/15/10(a)	592,345

1,080,000	9.625% due 5/15/15(a)	529,200

	TNK-BP Finance SA:

290,000	7.875% due 3/13/18(a)	280,938

150,000	Senior Notes, 7.875% due 3/13/18(a)	145,125

990,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	985,050

	Total Diversified Financial Services	5,589,506

	Insurance — 1.0%

1,430,000	American International Group Inc., 8.175% due 5/15/58(a)(d)	1,349,381

	Real Estate Investment Trusts (REITs) — 0.7%

275,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	257,125

300,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	280,500

	Ventas Realty LP/Ventas Capital Corp.:

230,000	9.000% due 5/1/12	242,075

	Senior Notes:

45,000	6.500% due 6/1/16	43,200

175,000	6.750% due 4/1/17	168,875

	Total Real Estate Investment Trusts (REITs)	991,775

	Real Estate Management & Development — 0.8%
445,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	260,325

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   11

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Real Estate Management & Development — 0.8% continued

	Realogy Corp.:

$130,000	10.500% due 4/15/14	$91,000

590,000	11.000% due 4/15/14(b)	351,050

600,000	Senior Subordinated Notes, 12.375% due 4/15/15	297,000

	Total Real Estate Management & Development	999,375

	TOTAL FINANCIALS	16,367,580

HEALTH CARE — 4.9%
	Health Care Equipment & Supplies — 0.3%

350,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	323,750

	Health Care Providers & Services — 4.6%

665,000	CRC Health Corp., 10.750% due 2/1/16	548,625

	DaVita Inc.:

320,000	Senior Notes, 6.625% due 3/15/13	308,800

430,000	Senior Subordinated Notes, 7.250% due 3/15/15	420,325

1,532,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16(b)	1,581,790

250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	253,750

	Tenet Healthcare Corp., Senior Notes:

1,050,000	6.375% due 12/1/11	1,010,625

155,000	6.500% due 6/1/12	146,862

232,000	7.375% due 2/1/13	219,240

370,000	9.875% due 7/1/14	373,700

25,000	9.250% due 2/1/15	24,625

	Universal Hospital Services Inc.:

130,000	6.303% due 6/1/15(d)	122,200

225,000	Senior Secured Notes, 8.500% due 6/1/15(b)	226,125

1,114,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12(b)(d)	885,630

	Total Health Care Providers & Services	6,122,297

	Pharmaceuticals — 0.0%

1,300,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(c)(f)	29,250

	TOTAL HEALTH CARE	6,475,297

INDUSTRIALS — 12.5%

	Aerospace & Defense — 2.0%
330,000	BE Aerospace Inc., 8.500% due 7/1/18	332,887

See Notes to Financial Statements.

12   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Aerospace & Defense — 2.0% continued

	DRS Technologies Inc., Senior Subordinated Notes:

$505,000	6.625% due 2/1/16	$515,100

25,000	7.625% due 2/1/18	26,563

	Hawker Beechcraft Acquisition Co.:

1,155,000	Senior Notes, 8.875% due 4/1/15(b)	1,166,550

220,000	Senior Subordinated Notes, 9.750% due 4/1/17	221,100

380,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	384,750

	Total Aerospace & Defense	2,646,950
	Airlines — 1.2%

	Continental Airlines Inc., Pass-Through Certificates:

2,973	6.541% due 9/15/08(g)	2,974

350,000	7.339% due 4/19/14	272,125

1,060,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	1,057,350

284,656	Delta Air Lines Inc., 8.954% due 8/10/14	213,492

	Total Airlines	1,545,941

	Building Products — 1.8%

	Associated Materials Inc.:

855,000	Senior Discount Notes, step bond to yield 26.291% due 3/1/14	568,575

810,000	Senior Subordinated Notes, 9.750% due 4/15/12	805,950

	Nortek Inc.:

30,000	Senior Secured Notes, 10.000% due 12/1/13(a)	28,800

140,000	Senior Subordinated Notes, 8.500% due 9/1/14	90,300

1,870,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 17.835% due 3/1/14	860,200

	Total Building Products	2,353,825

	Commercial Services & Supplies — 2.1%
920,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	795,800

170,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15(a)	148,750

75,000	Corrections Corporation of America, Senior Notes, 6.750% due 1/31/14	74,438

745,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	745,000

150,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	156,000

675,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	567,000

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   13

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Commercial Services & Supplies — 2.1% continued

$125,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08(c)(f)(g)	$0

430,000	US Investigations Services Inc., 11.750% due 5/1/16(a)	371,950

	Total Commercial Services & Supplies	2,858,938

	Construction & Engineering — 0.7%

380,000	CSC Holdings Inc., 8.500% due 6/15/15(a)	375,250

520,000	Odebrecht Finance Ltd., 7.500% due 10/18/17(a)	536,900

	Total Construction & Engineering	912,150

	Industrial Conglomerates — 0.3%

	Sequa Corp.:

260,000	11.750% due 12/1/15(a)	232,700

260,000	13.500% due 12/1/15(a)(b)	240,500

	Total Industrial Conglomerates	473,200

	Machinery — 0.3%

170,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	158,950

210,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	207,900

	Total Machinery	366,850

	Road & Rail — 2.2%

755,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	788,975

1,780,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	1,628,700

	Kansas City Southern de Mexico, Senior Notes:

230,000	7.625% due 12/1/13	224,250

130,000	7.375% due 6/1/14	126,750

	Kansas City Southern Railway, Senior Notes:

105,000	7.500% due 6/15/09	106,575

105,000	8.000% due 6/1/15	106,575

	Total Road & Rail	2,981,825

	Trading Companies & Distributors — 1.6%

365,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	323,025

765,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	673,200

1,480,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)	1,117,400

	Total Trading Companies & Distributors	2,113,625

See Notes to Financial Statements.

14   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Transportation Infrastructure — 0.3%

	Swift Transportation Co., Senior Secured Notes:

$800,000	10.426% due 5/15/15(a)(d)	$260,000

400,000	12.500% due 5/15/17(a)	138,000

	Total Transportation Infrastructure	398,000

	TOTAL INDUSTRIALS	16,651,304

INFORMATION TECHNOLOGY — 2.9%

	Electronic Equipment & Instruments — 0.5%

	NXP BV/NXP Funding LLC:

360,000	Senior Notes, 9.500% due 10/15/15	314,100

	Senior Secured Notes:

140,000	5.463% due 10/15/13(d)	123,725

230,000	7.875% due 10/15/14	212,750

	Total Electronic Equipment & Instruments	650,575

	IT Services — 2.1%

470,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(a)(b)	427,700

1,175,000	First Data Corp., 9.875% due 9/24/15(a)	1,023,719

1,315,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	1,328,150

	Total IT Services	2,779,569

	Software — 0.3%

545,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	433,275

	TOTAL INFORMATION TECHNOLOGY	3,863,419

MATERIALS — 9.3%

	Chemicals — 1.3%

150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	120,000

	Georgia Gulf Corp., Senior Notes:

185,000	9.500% due 10/15/14	139,213

1,045,000	10.750% due 10/15/16	632,225

230,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	211,600

345,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	366,562

420,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(a)	254,100

40,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	33,800

	Total Chemicals	1,757,500

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   15

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Containers & Packaging — 1.6%

$470,000	Berry Plastics Holding Corp., 10.250% due 3/1/16	$354,850

330,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	293,700

625,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	600,000

370,000	Greif Inc., Senior Notes, 6.750% due 2/1/17	358,900

165,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(a)	153,450

120,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10(c)(f)(g)	0

220,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16(a)	234,300

120,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	105,600

	Total Containers & Packaging	2,100,800

	Metals & Mining — 2.6%

340,000	Metals USA Holdings Corp., 8.698% due 7/1/12(b)(d)	314,500

710,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	741,950

80,000	Noranda Aluminium Acquisition Corp., 6.828% due 5/15/15(b)(d)	69,400

415,000	Noranda Aluminium Holding Corp., 8.578% due 11/15/14(b)(d)	342,375

660,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	627,000

1,275,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(a)	1,271,812

35,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	32,463

102,000	Vale Overseas Ltd., Notes, 6.250% due 1/23/17	99,244

	Total Metals & Mining	3,498,744

	Paper & Forest Products — 3.8%
	Abitibi-Consolidated Co. of Canada:

1,139,000	15.500% due 7/15/10(a)	899,810

670,000	Senior Secured Notes, 13.750% due 4/1/11(a)	710,200

	Appleton Papers Inc.:

190,000	Senior Notes, 8.125% due 6/15/11	180,500

510,000	Senior Subordinated Notes, 9.750% due 6/15/14	476,850

	NewPage Corp., Senior Secured Notes:

1,160,000	9.123% due 5/1/12(d)	1,171,600

70,000	10.000% due 5/1/12	71,225

455,691	Newpage Holding Corp., 9.986% due 11/1/13(b)(d)	442,020

550,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	497,750

See Notes to Financial Statements.

16   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Paper & Forest Products — 3.8% continued

	Verso Paper Holdings LLC:

$500,000	9.078% due 2/1/13(a)	$450,000

80,000	11.375% due 8/1/16	76,200

	Total Paper & Forest Products	4,976,155

	TOTAL MATERIALS	12,333,199

TELECOMMUNICATION SERVICES — 7.1%
	Diversified Telecommunication Services — 4.6%

20,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	16,100

	Citizens Communications Co.:

65,000	Debentures, 7.050% due 10/1/46	45,825

475,000	Senior Notes, 7.875% due 1/15/27	418,000

810,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	206,550

400,000	Intelsat Bermuda Ltd., 9.250% due 6/15/16	405,000

	Level 3 Financing Inc.:

90,000	6.704% due 2/15/15(d)	75,600

930,000	Senior Notes, 9.250% due 11/1/14	850,950

555,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(a)	546,675

570,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	544,350

	Virgin Media Finance PLC, Senior Notes:

310,000	8.750% due 4/15/14	292,950

1,395,000	9.125% due 8/15/16	1,314,787

440,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(a)	464,200

915,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	917,288

	Total Diversified Telecommunication Services	6,098,275

	Wireless Telecommunication Services — 2.5%
350,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	406,000

	American Tower Corp., Senior Notes:

75,000	7.500% due 5/1/12	76,125

400,000	7.000% due 10/15/17(a)	398,000

380,000	iPCS Inc., 4.998% due 5/1/13(d)	343,900

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   17

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Wireless Telecommunication Services — 2.5% continued

$195,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	$188,663

370,000	Rural Cellular Corp., Senior Subordinated Notes, 5.682% due 6/1/13(d)	372,775

	Sprint Capital Corp.:

560,000	Global Notes, 7.625% due 1/30/11	550,515

420,000	Senior Notes, 6.875% due 11/15/28	350,521

745,000	True Move Co., Ltd., 10.750% due 12/16/13(a)	652,806

	Total Wireless Telecommunication Services	3,339,305

	TOTAL TELECOMMUNICATION SERVICES	9,437,580

UTILITIES — 9.9%

	Electric Utilities — 1.6%

290,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	303,050

630,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	683,550

1,140,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16(a)(b)	1,108,650

	Total Electric Utilities	2,095,250

	Gas Utilities — 0.9%

1,290,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,225,500

	Independent Power Producers & Energy Traders — 7.4%
78,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	74,127

	AES Corp., Senior Notes:

270,000	8.875% due 2/15/11	280,800

795,000	8.000% due 10/15/17	783,075

290,000	8.000% due 6/1/20(a)	281,300

	Dynegy Holdings Inc.:

250,000	Senior Debentures, 7.625% due 10/15/26	208,750

720,000	Senior Notes, 7.750% due 6/1/19	658,800

	Edison Mission Energy, Senior Notes:

290,000	7.750% due 6/15/16	290,000

450,000	7.200% due 5/15/19	421,875

440,000	7.625% due 5/15/27	397,100

4,500,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(a)(b)	4,511,250

682,006	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	786,012

115,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	114,569

See Notes to Financial Statements.

18   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Independent Power Producers & Energy Traders — 7.4% continued

	NRG Energy Inc., Senior Notes:

$125,000	7.250% due 2/1/14	$119,688

695,000	7.375% due 2/1/16	655,906

235,000	7.375% due 1/15/17	222,662

120,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	89,136

	Total Independent Power Producers & Energy Traders	9,895,050

	TOTAL UTILITIES	13,215,800

	TOTAL CORPORATE BONDS & NOTES (Cost — $134,839,691)	123,005,865

COLLATERALIZED SENIOR LOANS — 2.6%

	Auto Components — 0.3%

487,500	Allison Transmission, Term Loan B, 5.225% due 8/7/14(a)(d)	436,312

	Containers & Packaging — 0.3%

536,806	Berry Plastics Corp., Senior Term Loan, 9.728% due 6/15/14(a)(d)	389,184

	Diversified Telecommunication Services — 0.8%

1,000,000	Intelsat Ltd., Term Loan, 9.250% due 8/15/14(d)	1,007,761

	Energy Equipment & Services — 0.6%

754,462	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18(a)(d)(g)	754,462

	Independent Power Producers & Energy Traders — 0.3%

300,879	Dynegy Holdings Inc. Term L/C Facility Term Loan, 4.363% due 4/2/13(d)	283,879

198,126	Dynegy Holdings Inc. Term Loan B, 3.983% due 4/2/13(d)	186,932

	Total Independent Power Producers & Energy Traders	470,811

	Oil, Gas & Consumable Fuels — 0.3%

500,000	Stallion Oilfield Services, Term Loan, 7.611% due 7/31/12(a)(d)	445,000

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $3,663,371)	3,503,530

ASSET-BACKED SECURITY — 0.0%

	Diversified Financial Services — 0.0%
123,463	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(c)(f)(g) (Cost — $127,636)	0

CONVERTIBLE BONDS & NOTES — 0.7%
	Marine — 0.3%

555,000	Horizon Lines Inc., 4.250% due 8/15/12	433,594

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   19

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Thrifts & Mortgage Finance — 0.4%

$510,000	Countrywide Financial Corp., 0.000% due 4/15/37(d)	$494,062

	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $908,428)	927,656

SOVEREIGN BONDS — 0.5%

	Russia — 0.5%

	Russian Federation:

65,000	11.000% due 7/24/18(a)	91,325

555,540	7.500% due 3/31/30(a)	623,887

	TOTAL SOVEREIGN BONDS (Cost — $577,674)	715,212

SHARES

COMMON STOCK — 0.0%

CONSUMER DISCRETIONARY — 0.0%

	Household Durables — 0.0%

404,770	Home Interiors & Gifts Inc.(f)(g)* (Cost — $161,298)	1

ESCROWED SHARES — 0.0%

75,000	Pillowtex Corp.(f)(g)* (Cost — $0)	0

PREFERRED STOCKS — 0.3%

CONSUMER DISCRETIONARY — 0.0%

	Media — 0.0%

1	ION Media Networks Inc., Series B, 12.000%*	715

FINANCIALS — 0.3%

	Diversified Financial Services — 0.0%

	TCR Holdings Corp:

219	Class B Shares, 0.000%(f)(g)*	0

121	Class C Shares, 0.000%(f)(g)*	0

318	Class D Shares, 0.000%(f)(g)*	0

658	Class E Shares, 0.000%(f)(g)*	1

	Total Diversified Financial Services	1

	Thrifts & Mortgage Finance — 0.3%

14,050	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%	341,415

	TOTAL FINANCIALS	341,416

	TOTAL PREFERRED STOCKS (Cost — $363,978)	342,131

See Notes to Financial Statements.

20   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

SHARES	SECURITY	VALUE

CONVERTIBLE PREFERRED STOCKS — 0.8%

FINANCIALS — 0.8%

750	Bank of America Corp., 7.250%	$663,749

8,800	Citigroup Inc., 6.500%	382,800

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $1,191,899)	1,046,549

WARRANTS

WARRANT — 0.0%

504	Pillowtex Corp., Expires 11/24/09(f)(g)* (Cost — $383)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $141,834,358)	129,540,944

FACE
AMOUNT†

SHORT-TERM INVESTMENTS — 0.8%

	Sovereign Bonds — 0.8%

	Egypt Treasury Bills:

2,850,000EGP	Zero coupon bond to yield 6.733% due 11/4/08	515,652

3,000,000EGP	Zero coupon bond to yield 6.764% due 11/11/08	541,555

	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,042,145)	1,057,207

	TOTAL INVESTMENTS — 98.2% (Cost — $142,876,503#)	130,598,151

	Other Assets in Excess of Liabilities — 1.8%	2,445,662

	TOTAL NET ASSETS — 100.0%	$133,043,813

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Illiquid security.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(h)	Subsequent to June 30, 2008, this security is in default as of July 22, 2008.
#	Aggregate cost for federal income tax purposes is substantially the same.

 Abbreviation used in this schedule:

 EGP — Egyptian Pound

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   21

Statement of assets and liabilities (unaudited)
June 30, 2008

ASSETS:

Investments, at value (Cost — $142,876,503)	$130,598,151

Foreign currency, at value (Cost — $231,826)	285,152

Dividends and interest receivable	3,121,217

Receivable for securities sold	1,061,849

Receivable for Fund shares sold	9,316

Prepaid expenses	1,202

Total Assets	135,076,887

LIABILITIES:

Payable for securities purchased	889,439

Payable for Portfolio shares repurchased	748,980

Due to custodian	102,125

Investment management fee payable	100,025

Distribution fees payable	8,745

Trustees’ fees payable	5,253

Accrued expenses	178,507

Total Liabilities	2,033,074

TOTAL NET ASSETS	$133,043,813

NET ASSETS:

Par value (Note 7)	$151

Paid-in capital in excess of par value	143,628,403

Undistributed net investment income	5,738,302

Accumulated net realized loss on investments	(4,137,479)

Net unrealized depreciation on investments and foreign currencies	(12,185,564)

TOTAL NET ASSETS	$133,043,813

Shares Outstanding:

Class I	11,112,475

Class II	3,957,891

Net Asset Value:

Class I	$8.82

Class II	$8.86

See Notes to Financial Statements.

22 ï Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Interest	$6,659,910

Dividends	53,069

Total Investment Income	6,712,979

EXPENSES:

Investment management fee (Note 3)	545,921

Shareholder reports (Note 5)	184,236

Distribution fees (Notes 3 and 5)	44,368

Legal fees	22,852

Audit and tax	16,560

Custody fees	3,141

Trustees’ fees	2,361

Insurance	1,915

Transfer agent fees (Note 5)	195

Miscellaneous expenses	3,555

Total Expenses	825,104

Less: Fee waivers and/or expense reimbursements (Note 3)	(131,822)

Fees paid indirectly (Note 1)	(111)

Net Expenses	693,171

NET INVESTMENT INCOME	6,019,808

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):

Net Realized Loss From Investment Transactions	(3,339,869)

Change in Net Unrealized Appreciation/Depreciation From:

Investments	(5,611,359)

Foreign currencies	59,838

Change in Net Unrealized Appreciation/Depreciation	(5,551,521)

Net Loss on Investments and Foreign Currency Transactions	(8,891,390)

DECREASE IN NET ASSETS FROM OPERATIONS	$(2,871,582)

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report ï 23

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:

Net investment income	$6,019,808	$9,814,802

Net realized loss	(3,339,869)	(113,506)

Change in net unrealized appreciation/depreciation	(5,551,521)	(9,790,197)

Decrease in Net Assets From Operations	(2,871,582)	(88,901)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(300,007)	(9,800,012)

Net realized gains	—	(633,831)

Decrease in Net Assets From Distributions to Shareholders	(300,007)	(10,433,843)

PORTFOLIO SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	26,817,043	52,607,378

Reinvestment of distributions	300,007	10,433,843

Cost of shares repurchased	(24,666,766)	(39,589,874)

Increase in Net Assets From Portfolio Share Transactions	2,450,284	23,451,347

INCREASE (DECREASE) IN NET ASSETS	(721,305)	12,928,603

NET ASSETS:

Beginning of period	133,765,118	120,836,515

End of period*	$133,043,813	$133,765,118

* Includes undistributed net investment income of:	$5,738,302	$18,501

See Notes to Financial Statements.

24 ï Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES	2008[1,2]	2007[2]	2006[2,3]	2005[2,3]	2004[2,3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.05	$9.83	$9.48	$9.88	$9.47	$8.11

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.39	0.75	0.70	0.67	0.71	0.72

Net realized and unrealized gain (loss)	(0.60)	(0.75)	0.31	(0.29)	0.34	1.24

Total income (loss) from operations	(0.21)	—	1.01	0.38	1.05	1.96

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.73)	(0.60)	(0.61)	(0.64)	(0.60)

Net realized gains	—	(0.05)	(0.06)	(0.17)	—	—

Total distributions	(0.02)	(0.78)	(0.66)	(0.78)	(0.64)	(0.60)

NET ASSET VALUE, END OF PERIOD	$8.82	$9.05	$9.83	$9.48	$9.88	$9.47

Total return[4]	(2.28)%	(0.07)%	10.64%	3.81%	11.09%	24.20%

NET ASSETS, END OF PERIOD (000s)	$97,996	$103,980	$89,403	$51,913	$47,916	$39,799

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.06%[5]	0.97%	1.00%[6]	1.10%	1.14%	1.27%

Net expenses[7,8]	0.96 [5,9]	0.96 [9]	1.00 [6]	1.00	1.00	1.00

Net investment income	8.87 [5]	7.60	7.11	6.72	7.28	7.86

PORTFOLIO TURNOVER RATE	39%	66%	67%	53%	51%	50%

[1]	For the six months ended June 30, 2008 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would both have been 0.98%.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares would not exceed 1.00%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report ï 25

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS II SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.08	$9.85	$9.50	$9.90	$9.53

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.38	0.73	0.67	0.65	0.54

Net realized and unrealized gain (loss)	(0.59)	(0.76)	0.31	(0.30)	0.44

Total income (loss) from operations	(0.21)	(0.03)	0.98	0.35	0.98

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.69)	(0.57)	(0.58)	(0.61)

Net realized gains	—	(0.05)	(0.06)	(0.17)	—

Total distributions	(0.01)	(0.74)	(0.63)	(0.75)	(0.61)

NET ASSET VALUE, END OF PERIOD	$8.86	$9.08	$9.85	$9.50	$9.90

Total return[5]	(2.36)%	(0.33)%	10.34%	3.55%	10.29%

NET ASSETS, END OF PERIOD (000s)	$35,048	$29,785	$31,433	$20,057	$7,117

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.17%[6]	1.25%	1.35%[7]	1.41%	1.67%[6]

Net expenses[8]	1.17 [6,9]	1.23 [9,10]	1.27 [7,10]	1.25 [10]	1.25 [6,10]

Net investment income	8.67 [6]	7.31	6.82	6.48	6.91 [6]

PORTFOLIO TURNOVER RATE	39%	66%	67%	53%	51%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]	For the period February 26, 2004 (inception date) to December 31, 2004.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 1.33% and 1.25%, respectively.

[8]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 1.25%.

[9]	There was no impact to the expense ratio as a result of fees paid indirectly.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26 ï Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   27

Notes to financial statements (unaudited) continued

of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(b) Credit and market risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

28   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

(f) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations.

(g) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment valuation

Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   29

Notes to financial statements (unaudited) continued

internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	JUNE 30, 2008	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$130,598,151	$1,387,964	$128,455,723	$754,464

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS
IN SECURITIES
Balance as of December 31, 2007	$2

Accrued Premiums/Discounts	(153)

Realized Gain (Loss)	519

Change in unrealized appreciation (depreciation)	153

Net purchases (sales)	753,943

Transfers in and/or out of Level 3	—

Balance as of June 30, 2008	$754,464

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are

30   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at the annual rate of the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.800%

Next $1 billion	0.775

Next $3 billion	0.750

Over $5 billion	0.700

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. Western Asset Limited provides certain advisory services to the Portfolio relating to currency transactions and investment in non-U.S. dollar denominated securities. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the net assets managed by Western Asset Limited.

During the six months ended June 30, 2008, the Portfolio’s Class I and Class II shares had voluntary expense limitations in place of 1.00% and 1.25%, respectively. These expense limitations can be terminated at any time.

During the six months ended June 30, 2008, LMPFA waived a portion of its fee amounting to $131,822.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   31

Notes to financial statements (unaudited) continued

4.	Investments
During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

INVESTMENTS

Purchases	$62,538,844

Sales	49,743,575

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,289,271

Gross unrealized depreciation	(13,567,623)

Net unrealized depreciation	$(12,278,352)

5.	Class specific expenses
The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets. For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION	TRANSFER AGENT	SHAREHOLDER REPORTS
	FEES	FEES	EXPENSES
Class I	—	$159	$176,307

Class II	$44,368	36	7,929

Total	$44,368	$195	$184,236

6.	Distributions to shareholders by class

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30, 2008	DECEMBER 31, 2007

Net Investment Income:
Class I	$274,433	$7,703,456

Class II	25,574	2,096,556

Total	$300,007	$9,800,012

Net Realized Gains:
Class I	—	$491,507

Class II	—	142,324

Total	—	$633,831

32   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

7.	Shares of beneficial interest
At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 30, 2007, the Trust had 10 billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	JUNE 30, 2008		DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class I

Shares sold	1,061,755	$9,407,865	5,020,549	$49,546,387

Shares issued on reinvestment	30,425	274,433	905,276	8,194,964

Shares repurchased	(1,474,703)	(13,047,975)	(3,524,114)	(34,999,341)

Net increase (decrease)	(382,523)	$(3,365,677)	2,401,711	$22,742,010

Class II
Shares sold	1,980,853	$17,409,178	307,933	$3,060,991

Shares issued on reinvestment	2,826	25,574	246,799	2,238,879

Shares repurchased	(1,307,785)	(11,618,791)	(463,586)	(4,590,533)

Net increase	675,894	$5,815,961	91,146	$709,337

8.	Legal matters
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages,

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   33

Notes to financial statements (unaudited) continued

rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”), as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

34   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

9.	Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of Citism New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the

Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report   35

Notes to financial statements (unaudited) continued

committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

10.	Recent accounting pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

36   Legg Mason Partners Variable Global High Yield Bond Portfolio 2008 Semi-Annual Report

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Legg Mason Partners Variable Global High Yield Bond Portfolio

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

Western Asset Management
Company

Western Asset Management
Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PNC Global Investment Servicing
(formerly, PFPC Inc.)
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Global High Yield Bond Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Legg Mason Partners Shareholders Services at 1-800-451-2010.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason in the 9th largest asset manager in the world on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC

FDXX010090 8/08 SR08-613

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: August 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: August 28, 2008

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Variable Income Trust
Date: August 28, 2008